EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Wages and salaries	¥ 6,135,683	¥ 5,949,037	¥ 5,726,123
Provision for medical, housing scheme and other employee benefits (a)	1,399,931	1,326,476	1,353,800
Contributions to the defined contribution scheme (b)	1,153,849	408,922	999,020
Total employee benefits	¥ 8,689,463	¥ 7,684,435	¥ 8,078,943